Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Reserve		$ (311,000)	$ (199,000)
Inventory, net	$ 1,379,806	1,312,221	524,707
Inventory [Member]
Summary of Significant Accounting Policies [Line Items]
Raw materials		442,000	77,000
Work in process		442,000
Finished goods		738,000	647,000
Reserve		(310,000)	(199,000)
Inventory, net		$ 1,312,000	$ 525,000